Summary of Significant Accounting Policies (Details)	12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)
Summary of Significant Accounting Policies [Line Items]
Cash balances in bank accounts	$ 64,020				$ 500,000
Accounts receivables	29,992
Provision for doubtful accounts	$ (29,992)	$ 5,563	$ 117,762
Lease term	12 months				12 months
ROU assets	$ 168,500		170,459
Allocated transaction price	970,209
Contract with customer cost of revenue	19,163
Contract costs	19,163
Other income		21,464	43,077
Advertising costs	7,585	19,970	23,627
Total expenses	35,862	43,109	$ 46,020
Cash and cash equivalents	$ 7,243,169	$ 556,619
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of initial payment of contract sum	20.00%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of initial payment of contract sum	50.00%
Deposit Protection Scheme [Member]
Summary of Significant Accounting Policies [Line Items]
Insured amount	$ 64,020				$ 500,000
Right of Use Assets [Member]
Summary of Significant Accounting Policies [Line Items]
ROU assets	168,500
Cost of Sales [Member]
Summary of Significant Accounting Policies [Line Items]
Contract costs	$ 4,618
Supplier One [Member] | Supplier Concentration Risk [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk		10.50%
Supplier One [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk	26.30%	15.90%
Supplier Two [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk		10.00%
Customer One [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk	34.10%	43.10%	21.20%
Customer One [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk		25.00%	37.30%
Customer One [Member] | Supplier Concentration Risk [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk	26.70%
Customer Two [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk	21.50%		10.80%
Customer Two [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk		22.40%	23.90%
Customer Two [Member] | Supplier Concentration Risk [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk	12.30%
Customer Three [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk			10.60%
Customer Three [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk		20.50%	14.50%
Customer Four [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk			11.20%
Forecast [Member] | Cost of Sales [Member]
Summary of Significant Accounting Policies [Line Items]
Contract costs				$ 14,545